Cert Amx

03055650

1-31706

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
JUN 6 2003
081

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 2444
F 212 306 5359

June 5, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
JUN 11 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on June 5, 2003, the American Stock Exchange, Inc. (the "Exchange") received from PMA Capital Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12B for the registration of the following securities:

8.50% Monthly Income Senior Notes due 2018

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Sajjad H. Qamar
Senior Analyst
Listing Qualifications Department

cc: Herbert Scholl